COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Aggregate Minimum Lease Commitments
$

2015 (six months ending December 31)	1,492
2016	2,319
2017	2,370
2018	2,179
Thereafter	11,457

19,817